Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2017
Registrant Name	DREYFUS PREMIER GNMA FUND, INC
Central Index Key	0000762156
Amendment Flag	false
Document Creation Date	Aug. 28, 2017
Document Effective Date	Sep. 01, 2017
Prospectus Date	Sep. 01, 2017
Class A, C, I, Y, & Z Prospectus | DREYFUS GNMA FUND | Class Z
Prospectus:
Trading Symbol	DRGMX
Class A, C, I, Y, & Z Prospectus | DREYFUS GNMA FUND | Class A
Prospectus:
Trading Symbol	GPGAX
Class A, C, I, Y, & Z Prospectus | DREYFUS GNMA FUND | Class C
Prospectus:
Trading Symbol	GPNCX
Class A, C, I, Y, & Z Prospectus | DREYFUS GNMA FUND | Class Y
Prospectus:
Trading Symbol	GPNYX
Class A, C, I, Y, & Z Prospectus | DREYFUS GNMA FUND | Class I
Prospectus:
Trading Symbol	GPNIX
Class T Prospectus | DREYFUS GNMA FUND | Class T
Prospectus:
Trading Symbol	GPNTX